SHARE-BASED COMPENSATION - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2010	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (as percent of total issued and outstanding)	5.00%	5.00%
Shares authorized threshold (as percent of outstanding)	1.00%	1.00%
Share-based compensation expense			$ 174,832	$ 204,945	$ 117,943
Share options, exercised intrinsic value			6,034	74,154	12,139
Share options, vested fair value			4,029	4,315	3,225
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			4,089	$ 3,979	$ 3,916
Unrecognized compensation expense			$ 6,828
Unrecognized compensation expense recognition period (in years)			3 years 4 months 24 days
Share options granted (in shares)			115,690	82,003	203,179
Share options low limit (per share)			$ 40.00	$ 208.41	$ 63.00
Share options high limit (per share)			$ 175.14	$ 239.01	$ 115.80
Non-vested shares - service condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			5,685,826	1,737,898	1,376,628
Share-based compensation expense			$ 125,596	$ 146,410	$ 114,027
Unrecognized compensation expense recognition period (in years)			3 years 8 months 12 days
Non-vested shares fair value			$ 145,265	111,331	77,012
Non vested unrecognized compensation expense			$ 311,900
Non-vested shares - performance condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			531,612
Share-based compensation expense			$ 45,147	$ 54,556	$ 0
Unrecognized compensation expense recognition period (in years)			3 years 4 months 24 days
Non-vested shares fair value			$ 65,961
Non vested unrecognized compensation expense			$ 50,228
Minimum | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)			3 years	4 years	3 years
Share options expiration (in years)			8 years
Minimum | Non-vested shares - service condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)			0 years	1 year	1 year
Minimum | Non-vested shares - performance condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)			0 years
Maximum | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)			6 years	6 years	4 years
Share options expiration (in years)			12 years
Maximum | Non-vested shares - service condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)			8 years	6 years	8 years
Maximum | Non-vested shares - performance condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)			8 years